Note 11 - Stock-based Compensation - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
The 2017 Stock Incentive Plan [Member]
Nonvested RSUs at beginning of period (in shares)	320	650	650	17,028
Nonvested RSUs at beginning of period (in dollars per share)	$ 285.36	$ 259.5	$ 259.5	$ 374.4
Granted, shares (in shares)	0	0	0	0
Granted, weighted average grant date fair value (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Vested, shares (in shares)	(52)	(246)	(273)	(433)
Vested, weighted average grant date fair value (in dollars per share)	$ 259.97	$ 255.85	$ 255.85	$ 297
Cancelled and forfeited, shares (in shares)	(537)	(45)	(57)	(15,945)
Cancelled and forfeited, weighted average grant date fair value (in dollars per share)	$ 254.1	$ 260.1	$ 260.1	$ 382.5
Nonvested RSUs at December 31 (in shares)	16	359	320	650
Nonvested RSUs at December 31 (in dollars per share)	$ 260.08	$ 285.36	$ 285.36	$ 259.5
The 2021 Stock Incentive Plan [Member]
Nonvested RSUs at beginning of period (in shares)	54,706	684	684	2,068
Nonvested RSUs at beginning of period (in dollars per share)	$ 1.56	$ 133.2	$ 133.2	$ 165.6
Granted, shares (in shares)	92,444	50,843	138,343	24,610
Granted, weighted average grant date fair value (in dollars per share)	$ 2.57	$ 0.62	$ 1.45	$ 12.3
Vested, shares (in shares)	(29,775)	(13,483)	(83,700)	(25,241)
Vested, weighted average grant date fair value (in dollars per share)	$ 4.95	$ 0.62	$ 0.23	$ 33
Cancelled and forfeited, shares (in shares)	(95,652)	(621)	(621)	(753)
Cancelled and forfeited, weighted average grant date fair value (in dollars per share)	$ 1.89	$ 126.6	$ 126.6	$ 206.4
Nonvested RSUs at December 31 (in shares)	56,223	37,423	54,706	684
Nonvested RSUs at December 31 (in dollars per share)	$ 3.74	$ 20.41	$ 1.56	$ 133.2